Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 438	$ 659
TiO2
Disaggregation of Revenue [Line Items]
Revenues	313	510
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	62	80
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	26	38
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	37	31
Europe
Disaggregation of Revenue [Line Items]
Revenues	193	321
North America
Disaggregation of Revenue [Line Items]
Revenues	144	162
APAC
Disaggregation of Revenue [Line Items]
Revenues	63	124
Other
Disaggregation of Revenue [Line Items]
Revenues	38	52
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	313	510
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	313	510
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	150	264
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	79	96
Titanium Dioxide | APAC
Disaggregation of Revenue [Line Items]
Revenues	49	103
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	35	47
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	125	149
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	62	80
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	26	38
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	37	31
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	43	57
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	65	66
Performance Additives | APAC
Disaggregation of Revenue [Line Items]
Revenues	14	21
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 3	$ 5